Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Earnings Loss Per Share Tables
Reconciliation of basic and diluted earnings per share

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the first nine months of fiscal years 2018 and 2017:

	Fiscal 2018	Fiscal 2017
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(4,870,787)	$(2,657,455)
Weighted average number of common shares outstanding	58,622,658	42,729,626
Basic net loss per share	$(0.08)	$(0.06)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(4,870,787)	$(2,657,455)
Weighted average number of common shares outstanding	58,622,658	42,729,626
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	58,622,658	42,729,626
Diluted net loss per share	$(0.08)	$(0.06)

(1)	At November 30, 2017 and November 30, 2016, there were 2,392,310 and 2,592,310, respectively, of stock options equivalent to common shares outstanding. The stock options are anti-dilutive at November 30, 2017 and November 30, 2016 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At November 30, 2017 and November 30, 2016, there were outstanding warrants equivalent to 8,660,000 and 4,540,000 common shares, respectively. The warrants are anti-dilutive at November 30, 2017 and November 30, 2016 and therefore, have been excluded from diluted earnings (loss) per share.

The following tables provide a reconciliation of the numerators and denominators used in calculating basic and diluted earnings (loss) per share for the fiscal years 2017 and 2016:

	Fiscal 2017	Fiscal 2016
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$(7,219,626)	$(2,549,577)
Weighted average number of common shares outstanding	44,840,743	34,163,263
Basic net loss per share	$(0.16)	$(0.07)

Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$(7,219,626)	$(2,549,577)
Weighted average number of common shares outstanding	44,840,743	34,163,263
Stock options (1)	-	-
Warrants (2)	-	-
Diluted weighted average common shares outstanding	44,840,743	34,163,263
Diluted net loss per share	$(0.16)	$(0.07)

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(1)	At both February 28, 2017 and February 29, 2016, there were stock options equivalent to 2,592,310 common shares outstanding. The stock options are anti-dilutive at February 28, 2017 and February 29, 2016 and therefore, have been excluded from diluted earnings (loss) per share.

(2)	At February 28, 2017 and February 29, 2016, there were outstanding warrants equivalent to 4,660,000 and 4,510,000 common shares, respectively. The warrants are anti-dilutive at February 28, 2017 and February 29, 2016 and therefore, have been excluded from diluted earnings (loss) per share.